Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2012	Sep. 30, 2012 Swap	Jun. 30, 2012 Swap	Dec. 31, 2012	Jan. 10, 2012	Dec. 31, 2011
Debt (Textual) [Abstract]
Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2015				$ 153,500,000		$ 74,400,000
Debt (Additional Textual) [Abstract]
Unsecured revolving credit facility amendment date					Jan. 10, 2012
Revolving credit facility, weighted-average interest rate				1.80%		1.90%
Revolving credit facility expand	300,000,000
Reduced the applicable margin by basis points Percentage	0.25%
Revolving credit facility current				43,900,000		72,800,000
Percentage of commitment fee				0.30%
Number of interest rate swap agreements		4	4
Unrealized loss on cash flow hedges				1,607,000
Non-current liability				1,336,000
Revolving Credit Facility Extension Period					Jan. 10, 2017
Interest Rate Swap [Member]
Debt (Textual) [Abstract]
Accrued liability				271,000
Second Quarter Interest Rate Swap [Member]
Debt (Textual) [Abstract]
Amount of swap agreement				50,000,000
Third Quarter Interest Rate Swap [Member]
Debt (Textual) [Abstract]
Amount of swap agreement				25,000,000
Revolving Credit Facility [Member]
Debt (Textual) [Abstract]
Revolving credit facility, weighted-average interest rate of 1.8% (2012) and 1.9% (2011), due in 2015				153,500,000		74,400,000
Unsecure revolving credit facility [Member]
Debt (Textual) [Abstract]
Increase in revolving credit facility						150,000,000
Unsecure revolving credit facility [Member] | Maximum [Member]
Debt (Textual) [Abstract]
Increase in revolving credit facility	200,000,000
Letter of credit [Member]
Debt (Textual) [Abstract]
Standby letters of credit				$ 2,600,000		$ 2,800,000